BUSINESS ACQUISITIONS (Details - Fair value of assets and liabilities) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 15,536,899	$ 0
Optilan Holdco 3 Limited [Member]
Business Acquisition [Line Items]
Cash	736,177
Accounts receivable	4,619,381
Inventory	2,040,887
Unbilled revenue	540,321
Property & equipment	1,393,274
Goodwill	12,181,350
Total assets	22,891,215
Accounts payable	11,622,018
Contract liabilities, current	4,139,193
Other current liabilities	2,496,725
Other long term liabilities	628,529
Total purchase consideration	694,527
Wildlife Specialists [Member]
Business Acquisition [Line Items]
Cash	33,910
Accounts receivable	161,866
Other current assets	600
Property & equipment	99,490
Goodwill	1,191,085
Total assets	1,486,951
Accounts payable	151,888
Other current liabilities	241,763
Total purchase consideration	1,478,000
Remote Intelligence [Member]
Business Acquisition [Line Items]
Cash	6,158
Accounts receivable	24,036
Property & equipment	111,636
Goodwill	1,729,800
Total assets	1,871,630
Accounts payable	141,859
Other long term liabilities	251,771
Total purchase consideration	1,478,000
T J M Electronics West Inc [Member]
Business Acquisition [Line Items]
Accounts receivable	3,400
Property & equipment	91,051
Total assets	450,000
Goodwill	355,549
Total purchase consideration	$ 450,000